GOING CONCERN	6 Months Ended
Jun. 30, 2025
GOING CONCERN
GOING CONCERN

3.GOING CONCERN

As reflected in the Company’s unaudited condensed consolidated financial statements, the Company had a net loss of $ 4,175,903 and $1,740,418 for the six months ended June 30, 2025 and 2024, respectively, and reported a cash outflow in operating activities of $544,786 and $1,274,344 for the six months ended June 30, 2025 and 2024, respectively. These factors raise a substantial doubt about the Company’s ability to continue as a going concern.

As of June 30, 2025, the Company had current assets of $11,649,465, among which the Company had cash and cash equivalent of $1,220,870, short-term investments of $446,950 and accounts receivable of $4,103,151. On the other hand, the balance of current liabilities of $9,232,290 as of June 30, 2025 is expected to get paid in the twelve months ending June 30, 2026. The Company intends to meet the cash requirements for the next 12 months from the issuance date of this report through a combination of application of credit terms and bank borrowings. For the period from July 2025 through the date of this report, the Company borrowed bank loans of approximately $827,200 (RMB 6,000,000) from two banks. On July 18, 2025, the Company sold certain real property owned and raised cash consideration of $772,100 (RMB 5,600,000) (Note 18). Given the factors mentioned above, the Company assesses current working capital is sufficient to meet its obligations for the next 12 months from the issuance date of this report. Accordingly, management continues to prepare the Company’s unaudited condensed consolidated financial statements on going concern basis.

However, future financing requirements will depend on many factors, including the scale and pace of the expansion of the Company’s advertising business, the expansion of the Company’s sales and marketing activities, and potential investments in, or acquisitions of, businesses or technologies. Inability to obtain credit terms from medias or access to financing on favorable terms in a timely manner or at all would materially and adversely affect the Company’s business, results of operations, financial condition, and growth prospects.